Expense Example {- Fidelity® Equity Dividend Income Fund} - 11.30 Fidelity Equity Dividend Income Fund - K PRO-08 - Fidelity® Equity Dividend Income Fund - Fidelity Equity Dividend Income Fund-Class K	Jan. 29, 2022 USD ($)
Expense Example:
1 year	$ 50
3 years	157
5 years	274
10 years	$ 616